Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	June 30, 2026	December 31, 2025
Trade accounts receivable	$118,216	$97,627
Sales taxes and other taxes recoverable	1,535,807	1,301,319
Other receivables	1,061	1,031
	$1,655,084	$1,399,977